Description of Business, Basis of Presentation, and Recent Developments	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Basis of Presentation, and Recent Developments
Note 1. Description of Business, Basis of Presentation, and Recent Developments

Description of Business

Venator became an independent publicly traded company following our IPO and separation from Huntsman Corporation in August 2017. Venator operates in two segments: Titanium Dioxide and Performance Additives. The Titanium Dioxide segment primarily manufactures and sells TiO2, and operates seven TiO2 manufacturing facilities across the globe. The Performance Additives segment manufactures and sells functional additives, color pigments, and timber treatment chemicals. This segment operates 13 manufacturing and processing facilities globally.

Basis of Presentation

Our unaudited condensed consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP" or "U.S. GAAP") and in management’s opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive loss, financial condition and cash flows for the periods presented. Results for interim periods are not necessarily indicative of those to be expected for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes to consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2021 for our Company.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the notes to the unaudited condensed consolidated financial statements, all dollar and share amounts in tabulations, except per share amounts, are in millions unless otherwise indicated.

COVID-19 and Global Economic Conditions

During 2020 and 2021, our business and operating results were impacted by the COVID-19 pandemic. The measures implemented by governmental authorities around the world to contain the virus, including travel bans and restrictions, limits on gatherings, quarantines, shelter-in-place orders and business shutdowns, drove a decrease in demand for many of our products during 2020 which continued through the first half of 2021. While all of our businesses have subsequently returned to pre-pandemic levels of demand, we continue to experience impacts on supply chains, particularly in the APAC region, where new lockdowns have recently been implemented. We have also experienced increases in costs of energy, raw materials and shipping across our businesses, partly as a result of these supply chain impacts and other global inflationary factors. We expect supply chain challenges and cost inflation to continue in the near term and we continue to proactively manage our supplier network by maintaining close contact with existing suppliers and seeking alternative supply arrangements. The duration and extent to which continued impacts from the COVID-19 pandemic, including supply chain issues and the current inflationary environment, will impact our businesses and financial results in future periods remains uncertain and will depend on a variety of other factors beyond our control. Any potential resurgence of COVID-19, including from new or existing variants, and the responses of governments to such resurgences could significantly impact demand, supply chains, and the broader global economy.